Investment in Associates	12 Months Ended
Mar. 31, 2023
Disclosure of associates [abstract]
INVESTMENT IN ASSOCIATES
11.	INVESTMENT IN ASSOCIATES

(a)	Investment in New Pacific Metals Corp.

New Pacific Metals Corp. (“NUAG”) is a Canadian public company listed on the Toronto Stock Exchange (symbol: NUAG) and NYSE American (symbol: NEWP). NUAG is a related party of the Company by way of one common director and one common officer, and the Company accounts for its investment in NUAG using the equity method as it is able to exercise significant influence over the financial and operating policies of NUAG.

During the year ended March 31, 2023, the Company acquired 309,400 common shares of NUAG from the public market (year ended March, 2022 – 125,000) for a total cost of $0.9 million (year ended March 31, 2023 –$0.4 million).

As at March 31, 2023, the Company owned 44,351,616 common shares of NUAG (March 31, 2022 – 44,042,216), representing an ownership interest of 28.2% (March 31, 2022 – 28.2%).

The summary of the investment in NUAG common shares and its market value as at the respective reporting dates are as follows:

	Number of shares	Amount	Value of NUAG’s common shares per quoted market price
Balance, April 1, 2021	43,917,216	$50,399	$181,257
Purchase from open market	125,000	352
Share of net loss		(1,715)
Share of other comprehensive income		95
Foreign exchange impact		306
Balance, March 31, 2022	44,042,216	$49,437	$140,275
Purchase from open market	309,400	874
Share of net loss		(2,411)
Share of other comprehensive loss		(894)
Foreign exchange impact		(3,753)
Balance, March 31, 2023	44,351,616	$43,253	$119,621

Summarized financial information for the Company’s investment in NUAG on a 100% basis is as follows:

	Years ended March 31,
	2023(1)	2022(1)
Net loss attributable to NUAG’s shareholders as reported by NUAG	$(8,569)	$(6,055)
Other comprehensive income (loss) attributable to NUAG’s shareholders as reported by NUAG	(3,161	334
Comprehensive loss of NUAG qualified for pick-up	$(11,730)	$(5,721)
Company’s share of net loss	(2,411)	(1,715)
Company’s share of other comprehensive income (loss)	(894)	95
Company’s share of comprehensive loss	$(3,305)	$(1,620)

(1) NUAG’s fiscal year-end is on June 30. NUAG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.

As at	March 31, 2023	March 31, 2022
Current assets	$12,020	$37,075
Non-current assets	107,788	88,171
Total assets	$119,808	$125,246
Current liabilities	3,493	2,353
Total liabilities	3,493	2,353

Net assets	$116,315	$122,893
Non-controlling interests	(88)	(24)
Total equity attributable to equity holders of NUAG	$116,403	$122,917
Company’s share of net assets of associate	$32,794	$34,670

(b)	Investment in Tincorp Metals Inc.

Tincorp Metals Inc. (“TIN”), formerly Whitehorse Gold Corp., is a Canadian public company listed on the TSX Venture Exchange (symbol: TIN). TIN is a related party of the Company by way of one common director, and the Company accounts for its investment in WHG using the equity method as it is able to exercise significant influence over the financial and operating policies of TIN.

On December 15, 2022, the Company participated in a non-brokered private placement of TIN and purchased 4,000,000 units at a cost of $1.2 million. Each unit was comprised of one TIN common share and one-half common share purchase warrant at exercise price of CAD$0.65 per share. The common share purchase warrant expires on December 15, 2024.

On May 14, 2021, the Company participated in a brokered private placement of TIN and purchased 4,000,000 units at a cost of $5.0 million. Each unit was comprised of one TIN common share and one common share purchase warrant at exercise price of CAD$2 per share. The common share purchase warrant expires on May 14, 2026.

As at March 31, 2023, the Company owned 19,514,285 common shares of TIN (March 31, 2022 – 15,514,285), representing an ownership interest of 29.3% (March 31, 2022 – 29.3%).

The summary of the investment in TIN common shares and its market value as at the respective reporting dates are as follows:

			Value of TIN’s
	Number of		common shares per
	shares	Amount	quoted market price
Balance, April 1, 2021	11,514,285	$3,058	$15,108
Participation in private placement	4,000,000	4,960
Share of net loss		(473)
Foreign exchange impact		(141)
Balance, March 31, 2022	15,514,285	$7,404	$6,208
Participation in private placement	4,000,000	1,181
Dilution loss		(107)
Share of net loss		(490)
Share of other comprehensive income		8
Foreign exchange impact		(554)
Balance, March 31, 2023	19,514,285	$7,442	$6,777

Summarized financial information for the Company’s investment in TIN on a 100% basis is as follows:

	Year ended March 31,
	2023(1)	2022(1)
Net loss attributable to TIN’s shareholders as reported by TIN	$(1,666)	$(1,607)

Other comprehensive income attributable to TIN’s shareholders as reported by TIN	30	-
Comprehensive loss of TIN qualified for pick-up	(1,636)	(1,607)
Company’s share of net loss	(490)	(473)
Company’s share of other comprehensive income	8	-
Company’s share of comprehensive loss	$(482)	$(473)

(1) WHG’s fiscal year-end is on December 31. WHG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.

As at	March 31, 2023	March 31, 2022
Current assets	$2,640	$3,068
Non-current assets	20,701	19,159
Total assets	$23,341	$22,227
Current liabilities	746	575
Long-term liabilities	-	5
Total liabilities	746	580

Net assets	$22,595	$21,647
Company’s share of net assets of associate	$6,625	$6,341